PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 668	$ 645
Acquisitions through business combinations	54	99
Disposal	(1)	(12)
Accretion	15	13
Changes in estimates	(245)	(69)
Foreign exchange	(12)	(8)
Balance, end of the year	$ 479	$ 668